INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Benefits) Expenses
The major components of income tax expenses (benefits) for the years ended December 31, 2024, 2023 and 2022 are:

	2024	2023	2022
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	1,513	2,798	3,547
Previously unrecognized tax loss or temporary difference used to reduce current income tax	—	(394)	(697)
Adjustments for current income tax of prior years	6	(694)	(54)
Total current income tax	1,519	1,710	2,796
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,426	(1,284)	12
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(136)	(264)	—
Total deferred tax expenses/(benefits)	1,290	(1,548)	12
Income tax expenses reported in the income statement	2,809	162	2,808

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(15)	221	(270)
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	(78)	377	147
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	(93)	598	(123)

Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax expense reported in the consolidated income statement is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Profit/(loss) before tax	9,377	464	7,565
Tax at statutory rate of 20% (2023: 20%; 2022: 20%)	1,875	93	1,513
Foreign income taxed at different rate	944	940	1,332
Expenses not deductible for tax purpose	68	9	241
Utilization of previously unrecognized tax losses/temporary differences	—	(394)	(697)
Tax benefit arising from previously unrecognized tax losses	(136)	(264)	—
Net deferred tax asset not recognized	332	1,727	382
Tax exempt on income	(140)	(693)	(65)
Uncertain tax position	—	—	(102)
Return to provision adjustment	6	(694)	(54)
Deferred tax liability arising from undistributed earnings	238	(354)	96
Withholding tax on dividends	127	38	163
Enhanced pre-tax deductions of R&D Expenses	(198)	(242)	—
Others	(307)	(4)	(1)
Income tax expense reported in consolidated income statement	2,809	162	2,808

Summary of Deferred Tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2024	2023	2024	2023	2022
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,770)	(3,532)	238	(354)	96
Revaluations of financial assets at fair value through other comprehensive income	(404)	(419)	—	—	—
Unutilized building allowance (net)	(87)	(141)	(51)	131	(13)
Unused tax losses	2,583	3,220	594	(1,805)	(1,158)
Allowance for doubtful accounts	1,040	1,008	(33)	(945)	113
Inventory impairment	826	881	52	2,001	150
Rebates and other accrued liabilities	715	788	7	(119)	(85)
Unpaid retirement benefits	1,261	1,282	19	11	—
Deferred revenue and cost of sales	(1)	31	31	(12)	10
Actuarial loss	199	121	—	—	—
Unabsorbed depreciation	591	588	(36)	(4)	90
Mark-to-Market value of forward contract	4	—	(4)	—	—
Provision for loss on onerous sale contract	31	451	407	(443)	817
Leases	38	41	2	(6)	9
Others	(421)	(360)	64	(3)	(17)
Deferred tax expenses/(benefits)			1,290	(1,548)	12
Net deferred tax assets	2,605	3,959

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
Reconciliation of deferred tax assets, net

	2024	2023	2022
	US$’000	US$’000	US$’000
Opening balance as of January 1	3,959	2,946	3,136
Tax (expense)/benefit during the period recognized in profit or loss	(1,290)	1,548	(12)
Tax benefit/(expense) during the period recognized in other comprehensive income	93	(598)	123
Exchange difference on translation foreign operations	(157)	63	(301)
Closing balance as of December 31	2,605	3,959	2,946

Year of Expiration and Amount of Available Unused Net Operating Losses
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2024 and 2023, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2024	2023
	US$’000	US$’000
2024	—	2,135
2025	1,711	2,262
2026	1,978	2,535
2027	4,140	6,645
2028	12,978	13,111
2029	483	—
2032	155	184
2033	689	736
No expiration	3,813	4,949
	25,947	32,557

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2024	2023	2022
	US$’000	US$’000	US$’000
Balance as of January 1	—	—	28
Decrease due to lapses in statute of limitations	—	—	(26)
Exchange difference	—	—	(2)
Balance as of December 31	—	—	—

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties our Company has provided as of the dates listed below were:

As of December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	—	—
Accrued penalties on uncertain tax position	—	—	—
Total accrued interest and penalties on uncertain tax position	—	—	—

Disclosure OfPillar Two Taxes, Status Of Implementation In Operated Jurisdictions

Status of Implementation in Our Company’s Operated Jurisdictions

Country	Implementation Status	Income Inclusion Rule (IIR)	Undertaxed Profit Rule (UTPR)	Domestic Top-up Tax (QDMTT)
Taiwan (i)	No announcement yet	Undefined	Undefined	Undefined
Bermuda (ii)	No information	No information	No information	No information
PRC	No announcement yet	Undefined	Undefined	Undefined
HongKong (iii)	Draft legislation	January 1, 2025	To be confirmed	January 1, 2025
Thailand	Legislation adopted	January 1, 2025	January 1, 2025	January 1, 2025
Austalia	Legislation adopted	January 1, 2024	January 1, 2025	January 1, 2024
Singapore	Legislation adopted	January 1, 2025	Deferred until further notice	January 1, 2025
(i) Taiwan has announced that it will increase the Alternative Minimum Tax (AMT) rate for profit-making enterprises belonging to multinational groups from 12% to 15%, effective from 2025.
(ii) Bermuda has implemented corporate income tax (CIT) in line with the OECD’s Pillar Two global minimum tax framework. This tax applies to Bermuda-based entities within MNE groups with annual revenues of at least €750 million. The CIT rate is 15% and will take effect for tax years beginning on or after January 1, 2025.
(iii) On December 27, 2024 the HKSAR Government published the draft legislation in the Gazette for implementing the global minimum tax (GMT) and Hong Kong inimum top-up tax (HKMTT).